Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 16, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2018